Major Customers (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Major Customers (Details) [Line Items]
Revenues from customers (in Dollars)	$ 2,445,000	$ 4,808,000
Revenues [Member]
Major Customers (Details) [Line Items]
Number of customers	4	4
Concentration risk, percentage	41.00%	49.00%
Number customers required extended payment terms	2
Provision Bad Debt	50.00%